Finance income and cost (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Interest expense on lease liabilities and aircraft and engine lease return obligation (Note 14)	$ 266,008	$ 250,530	$ 191,967
Interest on debts and borrowings (1)	25,610	14,125	2,851
Interest on asset backed trust notes	12,676	19,496	16,969
Cost of letter credit notes	7,482	6,744	5,477
Other finance costs	1,276	1,497	1,153
Derivative financial instruments loss (Note 4)	724	896	579
Bank fees and others	363	351	347
Total finance costs	$ 314,139	$ 293,639	$ 219,343